Note 13 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Contractual Maturities of Undiscounted Cash Flows of Financial Liabilities [Table Text Block]
					December 31, 2017
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable and accrued liabilities	828,737	-	-	-	-	828,737
Related parties
Shareholder's loan payable	-	-	-	-	-	-
	828,737	-	-	-	-	828,737
					December 31, 2016
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable and accrued liabilities	734,431	-	-	-	-	734,431
Related parties
Shareholder's loan payable	6,726	-	-	-	-	6,726
	741,157	-	-	-	-	741,157